Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Detailed Information About Non-current Assets

		December 31
	Note	2019	2020
Net pension assets	19	$5.1	$5.6
Land rights		9.7	9.3
Deferred investment costs		1.9	1.8
Deferred financing costs		2.2	1.5
Other		7.5	7.3
		$26.4	$25.5